This is filed pursuant to Rule 497(e)
File Nos. 33-18647 and 811-5398.

ALLIANCEBERNSTEIN [LOGO]

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                       -AllianceBernstein U.S. Large Cap Blended Style Portfolio
--------------------------------------------------------------------------------

Supplement dated July 15, 2008 to the Prospectus dated May 1, 2008 of the AllianceBernstein Variable Products Series Fund offering Class A shares of AllianceBernstein U.S. Large Cap Blended Style Portfolio and to the Prospectus dated May 1, 2008 of the AllianceBernstein Variable Products Series Fund offering Class B shares of AllianceBernstein U.S. Large Cap Blended Style Portfolio.

                                    * * * * *

The following information replaces certain information in the Prospectuses under the heading "Management of the Portfolio - Portfolio Managers."

The management of, and investment decisions for, the Portfolio are made by the Blend Solutions Team, comprised of senior Blend portfolio managers. The Blend Solutions Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Portfolio's investments.

The following table lists the five persons within the Blend Solutions Team with the most significant responsibility for day-to-day management of the Fund, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

                                      Principal Occupation During the Past
Employee; Year; Title                 Five (5) Years
------------------------------------  ------------------------------------------

Marc O. Mayer; since July 2008;       Executive Vice President of the Adviser
Executive Vice President of the       and Chief Investment Officer of
Adviser and Chief Investment          AllianceBernstein - Blend Solutions. From
Officer of AllianceBernstein -        November 2003 to May 2008 he was Executive
Blend Solutions                       Managing Director of AllianceBernstein
                                      Investments and from 2001 to November
                                      2003, he headed AllianceBernstein
                                      Institutional Investments.

Dokyoung Lee; since July 2008;        Senior Vice President of the Adviser, with
Senior Vice President of the          which he has been associated in a similar
Adviser and Director of Research      capacity to his current position since
- Blend Solutions                     prior to 2003 and Director of Research -
                                      Blend Solutions since June 2008.

Daniel T. Grasman; since December     Vice President of the Adviser, with which
2007; Vice President of the Adviser   he has been associated in a similar
                                      capacity to his current position since
                                      2004. Prior thereto, he was co-founder and COO of Xelector since prior to 2003.

Joshua B. Lisser; since               Senior Vice President of the Adviser, with
inception; Senior Vice President      which he has been associated in a similar
of the Adviser                        capacity to his current position since
                                      prior to 2003.

Seth J. Masters; since inception;     Executive Vice President of the Adviser,
Executive Vice President of the       with which he has been associated in a
Adviser and Chief Investment          substantially similar capacity to his
Officer of AllianceBernstein -        current position since prior to 2003 and
Defined Contribution                  Chief Investment Officer of
                                      AllianceBernstein - Defined Contribution since June 2008.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectuses for future reference.

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